UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Hovde Capital Advisors LLC
Address:  1826 Jefferson Place, NW
          Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard J. Perry, Jr.
Title:    Managing Member
Phone:    (202) 822-8117

Signature, Place, and Date of Signing:

/s/ Richard J. Perry, Jr.  Washington, D.C.   May 10, 2007
-------------------------  ----------------   ----------------
Richard J. Perry, Jr.      [City, State]      [Date]

Report Type  (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total:	$342,861 (thousands)



List of Other Included Managers:   NONE



Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                 FORM 13F INFORMATION TABLE*

Name	                       CUSIP      Value of     Shrs     Sh/Put/	 Investment  Other    Voting Authority
		                       	  Shares Held  or       Prn/Call Discretion  Managers Sole   Shared None
                                          (in $100's)  Prn Amt.
AAON INC NEW	                000360206  6,638 	254,023   Sh	 Sole			    65,954  188,069
ABINGTON COMMUNITY BANCORP INC  00350R106  7,454 	375,337   Sh	 Sole			    97,428  277,909
ALLIANCE BANCORP INC	        018921106  355 		38,614 	  Sh	 Sole			    0 	    38,614
ALLIANCE BANK & TRUST COMPANY	018917104  831 		72,250 	  Sh	 Sole			    0 	    72,250
ALLIED WORLD ASSURANCE CO	0219G2032  9,324 	218,094   Sh	 Sole			    57,038  161,056
ALLSTATE CORP			020002101  12,758 	212,419   Sh	 Sole			    62,375  150,044
AMERICAN BANCORP N J INC	02407E104  4,858 	422,467   Sh	 Sole			    111,807 310,660
ASSURANT INC			04621X108  22,097 	412,019   Sh	 Sole			    109,468 302,551
ATLANTIC BANCGROUP INC	        048221105  2,167 	55,234 	  Sh	 Sole			    9,446   45,788
BANCORP RHODE ISLAND INC	059690107  8,319 	193,466   Sh	 Sole			    50,280  143,186
CENTRAL FLA ST BK BELLEVIEW	153479100  468 		29,450 	  Sh	 Sole			    0 	    29,450
CIT GROUP INC NEW	        125581108  9,574 	180,924   Sh	 Sole			    47,170  133,754
COMERICA INC	                200340107  7,644 	129,304   Sh	 Sole			    35,382  93,922
COMMUNITY WEST BANCSHARES	204157101  2,130 	135,597   Sh	 Sole			    24,594  111,003
CONSECO INC	                208464883  14,136 	817,090   Sh	 Sole			    211,516 605,574
CORTEZ COMMUNITY BANK	        220564108  753 		60,000 	  Sh	 Sole			    0	    60,000
EAGLE BANCORP INC MD		268948106  144 		8,776 	  Sh	 Sole			    0 	    8,776
EMPLOYERS HLDGS INC		292218104  427 		21,336 	  Sh	 Sole			    4,530   16,806
ENDURANCE SPECIALTY		303971060  11,669 	326,490   Sh	 Sole			    84,454  242,036
ENTERPRISE BANCORP INC MASS	293668109  1,018 	63,624 	  Sh	 Sole			    3,060   60,564
EPLUS INC			294268107  8,862 	837,586   Sh	 Sole			    116,540 721,046
EVERGREENBANCORP INC		300349107  799 		51,080 	  Sh	 Sole			    0 	    51,080
FIRST CALIFORNIA FINANCIAL	319395109  4,171 	331,044   Sh	 Sole			    87,263  243,781
FIRST CHARTER CORP-N.C.		319439105  12,151 	565,144   Sh	 Sole			    146,480 418,664
FIRST LONG ISLAND CORP		320734106  8,533 	192,177   Sh	 Sole			    50,570  141,607
FOX CHASE BANCORP INC		35137P106  8,080 	599,389   Sh	 Sole			    155,472 443,917
GREAT WOLF RESORTS INC		391523107  15,561 	1,176,205 Sh	 Sole			    306,090 870,115
HARTFORD FINANCIAL SERVICES	416515104  20,758 	217,183   Sh	 Sole			    56,991  160,192
INTERVEST BANCSHARES CORP-CL A	460927106  4,732 	164,882   Sh	 Sole			    42,865  122,017
JACKSONVILLE BANCORP INC FLA	469249106  1,097 	30,879 	  Sh	 Sole			    0 	    30,879
K-FED BANCORP			48246S101  17,307 	924,003   Sh	 Sole			    239,866 684,137
LINCOLN NATIONAL CORP-IND	534187109  7,916 	116,775   Sh	 Sole			    30,110  86,665
MERCHANTS & MANUFACTURERS	588327106  1,347 	48,085 	  Sh	 Sole			    12,068  36,017
METLIFE INC			59156R108  15,887 	251,570   Sh	 Sole			    67,187  184,383
NATIONAL ATLANTIC HOLDINGS	63253Y107  23,877 	1,838,131 Sh	 Sole			    240,988 1,597,143
NORTH POINTE HLDGS CORP		661696104  6,732 	561,041   Sh	 Sole			    149,061 411,980
NORTHRIM BANCORP INC		666762109  10,615 	359,216   Sh	 Sole			    94,790  264,426
OCEANFIRST FINANCIAL CORP	675234108  4,305 	248,123   Sh	 Sole			    64,443  183,680
OCEAN SHORE HOLDING CO		67501P107  11,104 	847,622   Sh	 Sole			    223,481 624,141
PATAPSCO BANCORP INC		702898107  4,234 	182,090   Sh	 Sole			    48,047  134,043
PEOPLES FINANCIAL CORP-MISS	71103B102  679 		25,633 	  Sh	 Sole			    0 	    25,633
PRUDENTIAL FINANCIAL INC	744320102  122 		1,350 	  Sh	 Sole			    0 	    1,350
RAYMOND JAMES FINANCIAL INC	754730109  12,128 	407,530   Sh	 Sole			    105,280 302,250
REINSURANCE GROUP OF AMERICA	759351109  7,621 	132,036   Sh	 Sole			    34,872  97,164
SERVICE BANCORP INC		81756X103  3,021 	98,229 	  Sh	 Sole			    22,727  75,502
SOUTHERN CONNECTICUT BANCORP	84264A102  463 		61,700 	  Sh	 Sole			    0 	    61,700
USB HOLDING CO INC		902910108  5,774 	254,456   Sh	 Sole			    66,044  188,412
WCI COMMUNITIES INC		92923C104  2,221 	104,091   Sh	 Sole			    27,632  76,459

	Total                              342,861


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